EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in medical plan related benefit obligation:
Actuarial loss (gain)		$ (23)
Change in plan assets:
Medical plan related net funding			$ (1,882)
Postretirement Medicare Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	$ 1,912	1,882	1,689
Service cost	4	5	6
Interest cost	57	52	57
Benefits paid	(4)	(4)	(16)
Change in medical plan provisions	0	0	0
Actuarial loss (gain)	(515)		146
Benefit obligation end of period	1,454	1,912	1,882
Change in plan assets:
Fair value of plan assets at beginning of period	0	0	0
Employer contribution	4	4	16
Benefits paid	(4)	(4)	(16)
Fair value of plan assets at end of period	0	0	0
Medical plan related net funding	(1,454)	(1,912)
Pension Plan [Member]
Change in medical plan related benefit obligation:
Benefit obligation at beginning of period	22,081	23,467	21,908
Interest cost	627	575	687
Benefits paid	(804)	(778)	(737)
Change in medical plan provisions	0	0	0
Actuarial loss (gain)	(4,468)	1,183	1,608
Benefit obligation end of period	17,436	22,081	23,467
Change in plan assets:
Fair value of plan assets at beginning of period	25,750	25,985	24,454
Actual return on plan assets	5,211	616	2,337
Employer contribution	0	0	0
Defined Benefit Plan Expenses Paid	(224)	(73)	(69)
Benefits paid	(804)	(778)	(736)
Fair value of plan assets at end of period	19,511	25,750	25,985
Medical plan related net funding	$ 2,075	$ 3,669	$ 2,518